INCOME TAXES - Provision for Federal Income Tax (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2013
Income Tax Disclosure [Abstract]
Current operations	$ 48,382	$ 71,879
Less: valuation allowance	$ (48,382)	$ (71,879)
Net provision for Federal income taxes